UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4801

SUNAMERICA EQUITY FUNDS

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

Vincent M. Marra

Senior Vice President

AIG SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6464

Date of fiscal year end: September 30

Date of reporting period: June 30, 2006

Item 1. Schedule of Investments.

The schedule of investments as of June 30, 2006 is filed herewith.

SunAmerica Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS—June 30, 2006 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK-94.7%
Aerospace & Military Technology-3.3%

The Boeing Co.	17,500	$1,433,425
United Technologies Corp.	14,700	932,274

		2,365,699

Apparel & Textiles-1.6%

NIKE, Inc., Class B	14,100	1,142,100

Broadcasting & Media-2.9%

Comcast Corp., Class A †	24,900	815,226
News Corp., Class A	39,000	748,020
Omnicom Group, Inc.	5,900	525,631

		2,088,877

Chemicals-1.2%

Sigma-Aldrich Corp.	11,600	842,624

Communication Equipment -0.5%

American Tower Corp., Class A †	11,000	342,320

Computer Software-4.1%

Autodesk, Inc. †	14,900	513,454
EMC Corp. †	45,000	493,650
Microsoft Corp.	77,000	1,794,100
Red Hat, Inc. †	9,000	210,600

		3,011,804

Computers & Business Equipment -3.0%

Apple Computer, Inc. †	18,900	1,079,568
International Business Machines Corp.	14,500	1,113,890

		2,193,458

Conglomerate-4.0%

General Electric Co.	89,100	2,936,736

Electronics-8.6%

Agilent Technologies, Inc. †	20,100	634,356
AMETEK, Inc.	31,200	1,478,256
Applied Materials, Inc.	20,200	328,856
Broadcom Corp., Class A †	12,200	366,610
Emerson Electric Co.	9,300	779,433
Intel Corp.	40,004	758,076
L-3 Communications Holdings, Inc.	9,600	724,032
Texas Instruments, Inc.	40,000	1,211,600

		6,281,219

Energy Services-2.6%

Halliburton Co.	10,000	742,100
Schlumberger, Ltd.	5,500	358,105
Smith International, Inc.	17,769	790,187

		1,890,392

Energy Sources-3.5%

Exxon Mobil Corp.	17,300	1,061,355
Valero Energy Corp.	10,200	678,504
XTO Energy, Inc.	17,900	792,433

		2,532,292

Financial Services-5.6%

American Express Co.	15,700	835,554
Capital One Financial Corp.	9,100	777,595
Citigroup, Inc.	14,900	718,776
Merrill Lynch & Co., Inc.	10,900	758,204
The Goldman Sachs Group, Inc.	6,700	1,007,881

		4,098,010

Food, Beverage & Tobacco-2.6%

PepsiCo, Inc.	30,900	1,855,236

Health Services-5.3%

Aetna, Inc.	21,900	874,467
Coventry Health Care, Inc. †	13,500	741,690
Omnicare, Inc.	15,700	744,494
UnitedHealth Group, Inc.	16,200	725,436
WellPoint, Inc. †	10,400	756,808

		3,842,895

Household & Personal Products-2.9%

Procter & Gamble Co.	38,200	2,123,920

Insurance-1.1%

Marsh & McLennan Cos., Inc.	30,800	828,212

Internet Content-4.5%

eBay, Inc. †	11,900	348,551
Google, Inc., Class A †	3,600	1,509,588
Yahoo!, Inc. †	43,300	1,428,900

		3,287,039

Internet Software-0.2%

F5 Networks, Inc. †	3,200	171,136

Machinery-2.0%

IDEX Corp.	30,021	1,416,991

Manufacturing-4.2%

Danaher Corp.	15,700	1,009,824
Dover Corp.	19,200	949,056
ITT Corp.	22,400	1,108,800

		3,067,680

Medical Products-7.6%

Boston Scientific Corp. †	46,600	784,744
DENTSPLY International, Inc.	13,000	787,800
Johnson & Johnson	30,700	1,839,544
Medtronic, Inc.	22,700	1,065,084
The Cooper Cos., Inc.	23,500	1,040,815

		5,517,987

Metals & Mining-1.0%

Precision Castparts Corp.	12,100	723,096

Pharmaceuticals-6.2%

Abbott Laboratories	19,900	867,839
Amgen, Inc. †	13,900	906,697
Genzyme Corp. †	13,100	799,755
Medco Health Solutions, Inc. †	19,300	1,105,504
Novartis AG ADR	15,300	824,976

		4,504,771

Retail- 8.4%

Abercrombie & Fitch Co., Class A	12,200	676,246
CVS Corp.	56,200	1,725,340
Kohl’s Corp. †	13,500	798,120
Target Corp.	15,400	752,598
The Home Depot, Inc.	22,900	819,591
Wal-Mart Stores, Inc.	28,300	1,363,211

		6,135,106

Telecommunications-5.8%

Cisco Systems, Inc. †	84,400	1,648,332
Corning, Inc. †	30,900	747,471
Embarq Corp. †	1,580	64,764
Motorola, Inc.	55,000	1,108,250
QUALCOMM, Inc.	16,350	655,145

		4,223,962

Transportation-1.1%

United Parcel Service, Inc., Class B	9,900	815,067

Utilities-0.9%

TXU Corp.	11,500	687,585

Total Long-Term Investment Securities (cost $69,727,608)		68,926,214

REPURCHASE AGREEMENTS-8.3%

State Street Bank & Trust Co. Joint Repurchase Agreement(1) (cost $6,068,000)	$6,068,000	6,068,000

TOTAL INVESTMENTS (cost $75,795,608) (2)	103.0%	74,994,214
Liabilities in excess of other assets	(3.0)	(2,162,325)

NET ASSETS	100.0%	$72,831,889

†	Non-income producing securities
(1)	See Note 2 for details of Joint Repurchase Agreement
(2)	See Note 3 for cost of investments on a tax basis

ADR-American Depository Receipt

See Notes to Portfolio of Investments

SunAmerica Growth Opportunities Fund

PORTFOLIO OF INVESTMENTS—June 30, 2006 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK-97.0%
Aerospace & Military Technology-4.7%

DRS Technologies, Inc.	33,600	$1,638,000
Esterline Technologies Corp. †	19,400	806,846
TransDigm Group, Inc. †	37,900	907,705

		3,352,551

Apparel & Textiles-2.7%

Carter’s, Inc. †	34,800	919,764
True Religion Apparel, Inc. †	55,900	989,430

		1,909,194

Banks-1.5%

UCBH Holdings, Inc.	64,500	1,066,830

Broadcasting & Media-1.4%

Getty Images, Inc. †	15,800	1,003,458

Business Services-11.0%

Alliance Data Systems Corp. †	30,000	1,764,600
Harte-Hanks, Inc.	61,900	1,587,116
Heartland Payment Systems, Inc. †	61,500	1,714,620
Rollins, Inc.	93,000	1,826,520
Source Interlink Cos., Inc. †	84,700	1,007,930

		7,900,786

Computer Software-10.8%

Cognos, Inc. †	38,700	1,101,015
Jack Henry & Associates, Inc.	32,400	636,984
Lawson Software, Inc. †	220,300	1,476,010
Mastercard, Inc., Class A †	11,000	528,000
Parametric Technology Corp. †	94,760	1,204,400
Quest Software, Inc. †	71,500	1,003,860
THQ, Inc. †	41,800	902,880
Verint Systems, Inc. †	29,700	866,943

		7,720,092

Computers & Business Equipment-1.2%

Intergraph Corp. †	28,000	881,720

Electronics-11.7%

ChipMOS TECHNOLOGIES Bermuda, Ltd. †	76,200	448,056
Entegris, Inc. †	164,700	1,569,591
Integrated Device Technology, Inc. †	44,600	632,428
Microsemi Corp. †	79,000	1,926,020
Power Integrations, Inc. †	53,500	935,180
Rudolph Technologies, Inc. †	97,000	1,406,500
Semtech Corp. †	73,700	1,064,965
Ultralife Batteries, Inc. †	38,800	393,044

		8,375,784

Energy Services-7.7%

Atwood Oceanics, Inc. †	29,800	1,478,080
Hercules Offshore, Inc. †	22,600	791,000
Rowan Cos., Inc.	28,700	1,021,433
RPC, Inc.	34,200	830,376
Todco, Class A	33,500	1,368,475

		5,489,364

Energy Sources-5.1%

Bill Barrett Corp. †	14,700	435,267
Edge Petroleum Corp. †	59,900	1,196,802
NGAS Resources, Inc †	99,500	785,055
Range Resources Corp.	18,500	503,015
Warren Resources, Inc. †	52,000	746,720

		3,666,859

Health Services-8.9%

Cerner Corp. †	26,800	994,548
Dialysis Corp. of America †	71,700	797,304
Lincare Holdings, Inc. †	46,100	1,744,424
Symbion, Inc. †	77,400	1,606,824
United Surgical Partners International, Inc. †	42,200	1,268,954

		6,412,054

Insurance-3.1%

Aspen Insurance Holdings, Ltd.	47,800	1,113,262
ProAssurance Corp. †	22,900	1,103,322

		2,216,584

Internet Content-0.5%

Websense, Inc. †	16,700	343,018

Internet Software-2.0%

F5 Networks, Inc. †	27,500	1,470,700

Leisure & Tourism-2.4%

Boyd Gaming Corp.	17,300	698,228
Gaylord Entertainment Co. †	23,000	1,003,720

		1,701,948

Machinery-4.1%

Astec Industries, Inc. †	36,300	1,238,556
IDEX Corp.	35,700	1,685,040

		2,923,596

Medical Products-5.9%

Allscripts Healthcare Solutions, Inc. †	56,800	996,840
ev3, Inc. †	33,800	500,578
Invitrogen Corp. †	18,700	1,235,509
IRIS International, Inc. †	29,700	390,852
PolyMedica Corp.	21,600	776,736
Quidel Corp. †	38,200	362,900

		4,263,415

Pharmaceuticals-0.4%

BioMimetic Therapeutics, Inc. †	47,300	313,599

Restaurants-1.6%

Morton’s Restaurant Group, Inc. †	73,400	1,124,488

Retail-5.9%

Guitar Center, Inc. †	38,000	1,689,860
New York & Co., Inc. †	72,400	707,348
Pacific Sunwear of California, Inc. †	39,500	708,235
Urban Outfitters, Inc. †	63,100	1,103,619

		4,209,062

Telecommunications-4.4%

Arris Group, Inc. †	56,000	734,720
Comtech Telecommunications Corp. †	38,400	1,123,968
Essex Corp. †	34,400	633,648
Powerwave Technologies, Inc. †	73,200	667,584

		3,159,920

Total Long-Term Investment Securities (cost $69,403,361)		69,505,022

REPURCHASE AGREEMENTS-4.5%

State Street Bank & Trust Co. Joint Repurchase Agreement (1) (cost $3,240,000)	$3,240,000	3,240,000

TOTAL INVESTMENTS (cost $72,643,361) (2)	101.5%	72,745,022
Liabilities in excess of other assets	(1.5)	(1,044,442)

NET ASSETS	100.0%	$71,700,580

†	Non-income producing securities
(1)	See Note 2 for details of Joint Repurchase Agreement
(2)	See Note 3 for cost of investments on a tax basis

See Notes to Portfolio of Investments

SunAmerica New Century Fund

PORTFOLIO OF INVESTMENTS—June 30, 2006 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK-97.7%
Aerospace & Military Technology-4.2%

DRS Technologies, Inc.	42,000	$2,047,500
Goodrich Corp.	39,600	1,595,484

		3,642,984

Banks-2.8%

New York Community Bancorp, Inc.	69,000	1,139,190
UCBH Holdings, Inc.	79,200	1,309,968

		2,449,158

Broadcasting & Media-3.8%

Getty Images, Inc. †	19,400	1,232,094
Harte-Hanks, Inc.	80,200	2,056,328

		3,288,422

Business Services-2.7%

Alliance Data Systems Corp. †	40,400	2,376,328

Computer Software-9.4%

Adobe Systems, Inc. †	54,100	1,642,476
Autodesk, Inc. †	57,600	1,984,896
Cognos, Inc. †	47,200	1,342,840
Fidelity National Information Services, Inc.	48,300	1,709,820
Mastercard, Inc., Class A †	13,200	633,600
THQ, Inc. †	44,500	961,200

		8,274,832

Electronics-18.8%

Altera Corp. †	85,200	1,495,260
Analog Devices, Inc.	36,500	1,173,110
Broadcom Corp., Class A †	60,000	1,803,000
Entegris, Inc. †	175,500	1,672,515
Integrated Device Technology, Inc. †	56,000	794,080
Jabil Circuit, Inc.	43,600	1,116,160
Kla-Tencor Corp.	31,600	1,313,612
L-3 Communications Holdings, Inc.	27,900	2,104,218
Marvell Technology Group, Ltd. †	26,500	1,174,745
Maxim Integrated Products, Inc.	64,000	2,055,040
Microsemi Corp. †	74,400	1,813,872

		16,515,612

Energy Services-9.4%

Atwood Oceanics, Inc. †	36,400	1,805,440
Cameron International Corp. †	11,000	525,470
ENSCO International, Inc.	19,500	897,390
Noble Corp.	20,000	1,488,400
Patterson-UTI Energy, Inc.	21,000	594,510
Rowan Cos., Inc.	34,900	1,242,091
Todco	42,100	1,719,785

		8,273,086

Energy Sources-3.4%

Bill Barrett Corp. †	18,700	553,707
EOG Resources, Inc.	12,000	832,080
Range Resources Corp.	22,200	603,618
XTO Energy, Inc.	22,600	1,000,502

		2,989,907

Financial Services-2.1%

Legg Mason, Inc.	18,700	1,861,024

Food, Beverage & Tobacco-2.5%

Wm. Wrigley Jr. Co.	48,650	2,206,764

Health Services-10.2%

Caremark Rx, Inc.	55,400	2,762,798
Cerner Corp. †	32,600	1,209,786
Lincare Holdings, Inc. †	56,600	2,141,744
Triad Hospitals, Inc. †	30,700	1,215,106
United Surgical Partners International, Inc. †	52,800	1,587,696

		8,917,130

Insurance-3.1%

Aspen Insurance Holdings, Ltd.	59,600	1,388,084
ProAssurance Corp. †	28,500	1,373,130

		2,761,214

Internet Software-2.0%

F5 Networks, Inc. †	32,900	1,759,492

Leisure & Tourism-2.3%

Boyd Gaming Corp.	21,100	851,596
Gaylord Entertainment Co. †	27,500	1,200,100

		2,051,696

Manufacturing-5.1%

Danaher Corp.	13,000	836,160
ITT Corp.	42,000	2,079,000
Pentair, Inc.	45,500	1,555,645

		4,470,805

Medical Products-3.0%

Biomet, Inc.	34,900	1,092,021
Invitrogen Corp. †	23,500	1,552,645

		2,644,666

Pharmaceuticals-1.2%

Genzyme Corp. †	16,700	1,019,535

Retail-10.2%

Abercrombie & Fitch Co., Class A	29,900	1,657,357
Bed Bath & Beyond, Inc. †	49,900	1,655,183
Chico’s FAS, Inc. †	49,000	1,322,020
Guitar Center, Inc. †	46,700	2,076,749
Pacific Sunwear of California, Inc. †	48,600	871,398
Urban Outfitters, Inc. †	78,700	1,376,463

		8,959,170

Telecommunications-1.5%

Comverse Technology, Inc. †	65,500	1,294,935

Total Long-Term Investment Securities (cost $87,028,440)		85,756,760

REPURCHASE AGREEMENTS-2.8%

State Street Bank & Trust Co. Joint Repurchase Agreement(1) (cost $2,469,000)	$2,469,000	2,469,000

TOTAL INVESTMENTS (cost $89,497,440) (2)	100.5%	88,225,760
Liabilities in excess of other assets	(0.5)	(415,049)

NET ASSETS	100.0%	$87,810,711

†	Non-income producing securities
(1)	See Note 2 for details of Joint Repurchase Agreement
(2)	See Note 3 for cost of investments on a tax basis

See Notes to Portfolio of Investments

SunAmerica Growth and Income Fund

PORTFOLIO OF INVESTMENTS—June 30, 2006 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK-97.8%
Aerospace & Military Technology-3.3%

The Boeing Co.	21,600	$1,769,256
United Technologies Corp.	33,000	2,092,860

		3,862,116

Apparel & Textiles-2.1%

NIKE, Inc., Class B	30,900	2,502,900

Banks-4.3%

Bank of America Corp.	57,600	2,770,560
Wells Fargo & Co.	34,200	2,294,136

		5,064,696

Broadcasting & Media-4.4%

Comcast Corp., Class A †	46,900	1,535,506
News Corp., Class A	100,100	1,919,918
Viacom, Inc., Class B †	46,400	1,662,976

		5,118,400

Chemicals-1.0%

The Dow Chemical Co.	30,400	1,186,512

Computer Software-2.8%

First Data Corp.	25,300	1,139,512
Microsoft Corp.	93,700	2,183,210

		3,322,722

Computers & Business Equipment-2.6%

Hewlett-Packard Co.	43,600	1,381,248
International Business Machines Corp.	22,100	1,697,722

		3,078,970

Conglomerate-2.4%

General Electric Co.	84,700	2,791,712

Electronics-5.9%

AMETEK, Inc.	37,700	1,786,226
Applied Materials, Inc.	86,200	1,403,336
Intel Corp.	64,900	1,229,855
L-3 Communications Holdings, Inc.	15,700	1,184,094
Texas Instruments, Inc.	42,000	1,272,180

		6,875,691

Energy Services-2.6%

Schlumberger, Ltd.	18,000	1,171,980
Smith International, Inc.	42,900	1,907,763

		3,079,743

Energy Sources-8.4%

Chevron Corp.	40,700	2,525,842
ConocoPhillips	36,500	2,391,845
Exxon Mobil Corp.	58,800	3,607,380
XTO Energy, Inc.	28,900	1,279,403

		9,804,470

Financial Services-11.7%

American Express Co.	44,300	2,357,646
Capital One Financial Corp.	22,700	1,939,715
Citigroup, Inc.	73,900	3,564,936
JPMorgan Chase & Co.	48,600	2,041,200
Merrill Lynch & Co., Inc.	33,200	2,309,392
The Goldman Sachs Group, Inc.	10,200	1,534,386

		13,747,275

Food, Beverage & Tobacco-5.0%

Altria Group, Inc.	31,400	2,305,702
General Mills, Inc.	34,600	1,787,436
PepsiCo, Inc.	29,100	1,747,164

		5,840,302

Household & Personal Products-2.1%

Procter & Gamble Co.	43,700	2,429,720

Insurance-5.3%

MetLife, Inc.	46,200	2,365,902
The Allstate Corp.	35,200	1,926,496
The Chubb Corp.	39,600	1,976,040

		6,268,438

Internet Content-1.7%

Yahoo!, Inc. †	59,700	1,970,100

Manufacturing-3.0%

3M Co.	22,000	1,776,940
ITT Corp.	34,000	1,683,000

		3,459,940

Medical Products-3.6%

Johnson & Johnson	43,300	2,594,536
Medtronic, Inc.	33,600	1,576,512

		4,171,048

Metals & Mining-2.3%

Alcoa, Inc.	43,000	1,391,480
Precision Castparts Corp.	21,700	1,296,792

		2,688,272

Pharmaceuticals-8.3%

Abbott Laboratories	41,000	1,788,010
Amgen, Inc. †	24,600	1,604,658
Genzyme Corp. †	17,800	1,086,690
Pfizer, Inc.	73,950	1,735,607
Schering-Plough Corp.	90,800	1,727,924
Wyeth	40,700	1,807,487

		9,750,376

Retail-3.4%

Target Corp.	47,900	2,340,873
The Home Depot, Inc.	45,900	1,642,761

		3,983,634

Telecommunications-8.0%

AT&T, Inc.	88,000	2,454,320
Cisco Systems, Inc. †	88,600	1,730,358
Motorola, Inc.	91,200	1,837,680
QUALCOMM, Inc.	25,600	1,025,792
Verizon Communications, Inc.	67,900	2,273,971

		9,322,121

Transportation-1.5%

United Parcel Service, Inc., Class B	21,600	1,778,328

Utilities-2.1%

Exelon Corp.	22,500	1,278,675
The Southern Co.	36,800	1,179,440

		2,458,115

Total Long-Term Investment Securities (cost $111,597,433)		114,555,601

REPURCHASE AGREEMENTS-2.7%

State Street Bank & Trust Co. Joint Repurchase Agreement (1) (cost $3,130,000)	$3,130,000	3,130,000

TOTAL INVESTMENTS (cost $114,727,433) (2)	100.5%	117,685,601
Liabilities in excess of other assets	(0.5)	(533,039)

NET ASSETS	100.0%	$117,152,562

†	Non-income producing securities
(1)	See Note 2 for details of Joint Repurchase Agreement
(2)	See Note 3 for cost of investments on a tax basis

See Notes to Portfolio of Investments

Sun America Balanced Assets Fund

PORTFOLIO OF INVESTMENTS—June 30, 2006 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK-62.6%
Aerospace & Military Technology-1.2%

The Boeing Co.	14,200	$1,163,122
United Technologies Corp.	11,900	754,698

		1,917,820

Apparel & Textiles-1.2%

NIKE, Inc., Class B	23,500	1,903,500

Banks-3.6%

Bank of America Corp.	48,388	2,327,463
The Bank of New York Co., Inc.	21,900	705,180
U.S. Bancorp	30,700	948,016
Wachovia Corp.	14,200	767,936
Wells Fargo & Co.	18,000	1,207,440

		5,956,035

Broadcasting & Media-2.5%

Comcast Corp., Class A†	39,600	1,296,504
News Corp., Class A	82,374	1,579,933
Omnicom Group, Inc.	4,700	418,723
Time Warner, Inc.	43,244	748,121

		4,043,281

Chemicals-0.7%

Sigma-Aldrich Corp.	9,400	682,816
The Dow Chemical Co.	13,100	511,293

		1,194,109

Communication Equipment-0.2%

American Tower Corp., Class A†	8,900	276,968

Computer Software-1.9%

Autodesk, Inc. †	12,000	413,520
EMC Corp.†	35,900	393,823
Microsoft Corp.	89,878	2,094,157
Red Hat, Inc. †	7,200	168,480

		3,069,980

Computers & Business Equipment-1.5%

Apple Computer, Inc.†	15,200	868,224
Hewlett-Packard Co.	23,600	747,648
International Business Machines Corp.	11,700	898,794

		2,514,666

Conglomerate-2.5%

General Electric Co.	100,700	3,319,072
Honeywell International, Inc.	18,000	725,400

		4,044,472

Electronics-3.5%

Agilent Technologies, Inc.†	16,100	508,116
AMETEK, Inc.	24,700	1,170,286
Applied Materials, Inc.	16,200	263,736
Broadcom Corp., Class A†	9,600	288,480
Emerson Electric Co.	15,800	1,324,198
Intel Corp.	32,500	615,875
L-3 Communications Holdings, Inc.	7,600	573,192
Texas Instruments, Inc.	32,200	975,338

		5,719,221

Energy Services-0.9%

Halliburton Co.	8,100	601,101
Schlumberger, Ltd.	4,300	279,973
Smith International, Inc.	14,464	643,214

		1,524,288

Energy Sources-5.8%

Chevron Corp.	20,528	1,273,968
ConocoPhillips	15,100	989,503
Exxon Mobil Corp.	54,200	3,325,170
Hess Corp.	15,800	835,030
Marathon Oil Corp.	13,200	1,099,560
Valero Energy Corp.	8,200	545,464
XTO Energy, Inc.	32,300	1,429,921

		9,498,616

Financial Services-7.1%

American Express Co.	32,000	1,703,040
Capital One Financial Corp.	18,418	1,573,818
Citigroup, Inc.	58,488	2,821,461
JPMorgan Chase & Co.	33,400	1,402,800
Merrill Lynch & Co., Inc.	21,966	1,527,955
Morgan Stanley	15,500	979,755
The Goldman Sachs Group, Inc.	10,800	1,624,644

		11,633,473

Food, Beverage & Tobacco-1.9%

Altria Group, Inc.	12,800	939,904
PepsiCo, Inc.	37,000	2,221,480

		3,161,384

Health Services-1.9%

Aetna, Inc.	15,700	626,901
Coventry Health Care, Inc.†	12,900	708,726
Omnicare, Inc.	12,400	588,008
UnitedHealth Group, Inc.	13,000	582,140
WellPoint, Inc.†	9,000	654,930

		3,160,705

Household & Personal Products-1.5%

Procter & Gamble Co.	43,300	2,407,480

Insurance-2.2%

Marsh & McLennan Cos., Inc.	24,800	666,872
MetLife, Inc.	19,200	983,232
The Allstate Corp.	14,600	799,058
The Chubb Corp.	22,900	1,142,710

		3,591,872

Internet Content-1.6%

eBay, Inc.†	9,500	278,255
Google, Inc., Class A†	2,800	1,174,124
Yahoo!, Inc.†	34,200	1,128,600

		2,580,979

Internet Software-0.1%

F5 Networks, Inc.†	2,600	139,048

Machinery-0.7%

IDEX Corp.	24,239	1,144,081

Manufacturing-1.9%

Danaher Corp.	12,400	797,568
Dover Corp.	15,490	765,671
ITT Corp.	32,022	1,585,089

		3,148,328

Medical Products-3.1%

Boston Scientific Corp.†	37,300	628,132
DENTSPLY International, Inc.	10,500	636,300
Johnson & Johnson	36,600	2,193,072
Medtronic, Inc.	18,300	858,636
The Cooper Cos., Inc.	18,700	828,223

		5,144,363

Metals & Mining-1.1%

Alcoa, Inc.	18,000	582,480
Precision Castparts Corp.	21,500	1,284,840

		1,867,320

Pharmaceuticals-3.5%

Abbott Laboratories	16,100	702,121
Amgen, Inc.†	11,200	730,576
Genzyme Corp.†	10,600	647,130
Medco Health Solutions, Inc.†	15,200	870,656
Novartis AG ADR	12,400	668,608
Pfizer, Inc.	49,714	1,166,787
Wyeth	22,300	990,343

		5,776,221

Restaurants-0.3%

McDonald’s Corp.	16,700	561,120

Retail-3.6%

Abercrombie & Fitch Co., Class A	9,800	543,214
CVS Corp.	44,600	1,369,220
Kohl’s Corp.†	10,800	638,496
Target Corp.	12,400	605,988
The Home Depot, Inc.	18,400	658,536
Wal-Mart Stores, Inc.	44,400	2,138,748

		5,954,202

Telecommunications-4.4%

AT&T, Inc.	40,600	1,132,334
BellSouth Corp.	27,900	1,009,980
Cisco Systems, Inc.†	67,900	1,326,087
Corning, Inc.†	25,100	607,169
Embarq Corp.†	1,280	52,467
Motorola, Inc.	80,400	1,620,060
QUALCOMM, Inc.	12,950	518,907
Verizon Communications, Inc.	27,500	920,975

		7,187,979

Transportation-0.4%

United Parcel Service, Inc., Class B	8,000	658,640

Utilities-1.8%

Duke Energy Corp.	27,400	804,738
Exelon Corp.	14,200	806,986
The Southern Co.	25,400	814,070
TXU Corp.	9,200	550,068

		2,975,862

Total Common Stock (cost $100,633,905)		102,756,013

ASSET-BACKED SECURITIES-3.4%
Financial Services-3.4%

Banc of America Large Loan, Inc., Series 2005-BBA6, Class A2
5.37% due 01/15/19*(2)(12)	$180,000	180,058
Bear Stearns Commercial Mtg. Securities Trust, Inc. 006 PW12, Class F
5.75% due 09/11/38*(12)	398,000	384,879
Commerical Mtg. Pass Through Certs., Series 2004-LB2A, Class A3
4.22% due 03/10/39(12)	1,574,000	1,484,970
Credit Suisse Mtg. Capital Certs., Series 2006-TFLA, Class C
5.46% due 04/15/21*(2)(12)	260,000	260,163
Credit Suisse Mtg. Capital Certs., Series 2006-TFLA, Class D
5.48% due 04/15/21*(2)(12)	282,000	282,470
Deutsche Alt-A Securities, Inc., Series 2006-AB2, Class A5A
6.09% due 06/25/36(11)	520,000	513,899
JP Morgan Chase Commercial Mtg. Securities, Series 2006-LDP7, Class AJ
5.88% due 04/15/45(12)	825,000	818,928
LB-UBS Commercial Mtg. Trust, Series 2004-C4, Class C
5.13% due 06/15/36(4)(12)	95,000	91,881
Morgan Stanley Capital I, Inc., Series 2004-IQ8, Class C
5.30% due 06/15/40(12)	240,000	227,871
Providian Master Note Trust, Series 2006-C1A, Class C1
5.75% due 03/15/15*(2)	1,100,000	1,111,687
Wachovia Bank Commercial Mtg. Trust, Series 2006-C25, Class G
5.78% due 05/15/43*(4)(12)	230,000	223,860

Total Asset-Backed Securities (cost $5,639,310)		5,580,666

CORPORATE BONDS-13.0%
Aerospace & Military Technology-0.2%

Goodrich Corp.
6.80% due 07/01/36	65,000	64,643
Raytheon Co.
4.85% due 01/15/11	120,000	115,555
Raytheon Co.
6.75% due 08/15/07	220,000	222,137

		402,335

Appliances & Household Durables-0.1%

Whirlpool Corp.
6.50% due 06/15/16	110,000	108,418

Automotive-0.1%

Cooper-Standard Automotive, Inc.
8.38% due 12/15/14	15,000	11,831
DaimlerChrysler NA Holding Corp.
7.30% due 01/15/12	60,000	62,438
Dura Operating Corp.
8.63% due 04/15/12	40,000	34,000
Ford Motor Co.
6.63% due 10/01/28	5,000	3,450
General Motors Corp.
8.25% due 07/15/23	40,000	31,500

		143,219

Banks-2.0%

ABN Amro NA Holdings Capital
6.52% due 11/08/12*(13)	130,000	131,374
Bank of America NA
6.00% due 06/15/16	72,000	72,017
Bank of Tokyo-Mitsubishi UFJ, Ltd.
7.40% due 06/15/11	60,000	63,676
BankBoston Capital Trust IV
5.87% due 06/08/28(2)	222,000	214,857
BB&T Capital Trust II
6.75% due 06/07/36	78,000	77,706
Branch Banking & Trust Co.
4.88% due 01/15/13	60,000	57,127
Charter One Bank NA
6.38% due 05/15/12	377,000	390,200
Chemical Bank
6.13% due 11/01/08	136,000	137,481
Comerica, Inc.
4.80% due 05/01/15	60,000	54,620
Downey Financial Corp.
6.50% due 07/01/14	140,000	137,437
First Maryland Capital II
6.00% due 02/01/27(2)	196,000	191,529
Golden West Financial Corp.
4.75% due 10/01/12	129,000	122,221
Huntington National Bank
6.60% due 06/15/18	69,000	69,930
Independence Community Bank Corp.
3.50% due 06/20/08	64,000	61,223
JPMorgan Chase Bank NA
5.88% due 06/13/16	96,000	94,687
PNC Funding Corp.
5.75% due 08/01/06	240,000	240,015
Popular North America, Inc.
5.65% due 04/15/09	90,000	89,274
South Trust Bank NA
4.75% due 03/01/13	120,000	112,588
Sovereign Bancorp, Inc.
4.80% due 09/01/10*	206,000	197,307
Sovereign Capital Trust VI
7.91% due 06/13/36	141,000	143,082
U.S. Bank NA
3.90% due 08/15/08	38,000	36,801
Union Bank of California NA
5.95% due 05/11/16	120,000	119,208
Washington Mutual Bank
5.50% due 01/15/13	238,000	231,012
Washington Mutual Bank
5.95% due 05/20/13	120,000	118,609
Western Financial Bank
9.63% due 05/15/12	126,000	138,650

		3,302,631

Broadcasting & Media-1.1%

Belo Corp.
6.75% due 05/30/13	60,000	59,836
CBS Corp.
6.63% due 05/15/11	120,000	123,160
Chancellor Media CCU
8.00% due 11/01/08	182,000	189,225
Charter Communications Holdings LLC
11.13% due 01/15/11	120,000	74,400
Clear Channel Communications, Inc.
4.90% due 05/15/15	127,000	108,406
COX Communications, Inc.
7.13% due 10/01/12	120,000	124,119
COX Communications, Inc.
7.63% due 06/15/25	88,000	92,765
Knight Ridder, Inc.
6.88% due 03/15/29	70,000	63,150
Knight Ridder, Inc.
7.15% due 11/01/27	75,000	70,108
News America, Inc.
7.30% due 04/30/28	80,000	81,124
Nexstar Finance, Inc.
7.00% due 01/15/14	35,000	31,850
Paxson Communications Corp.
11.32% due 01/15/13*(2)	175,000	175,438
Time Warner Entertainment Co. LP
8.38% due 03/15/23	221,000	245,746
Time Warner, Inc.
6.75% due 04/15/11	60,000	61,512
Time Warner, Inc.
7.25% due 10/15/17	57,000	59,680
Univision Communications, Inc.
3.50% due 10/15/07	60,000	57,989
Viacom, Inc.
6.88% due 04/30/36*	50,000	48,253
Young Broadcasting, Inc.
10.00% due 03/01/11	100,000	89,000

		1,755,761

Business Services-0.3%

Affinity Group, Inc.
9.00% due 02/15/12	65,000	64,675
Aramark Services, Inc.
7.00% due 05/01/07	146,000	146,370
Monitronics International, Inc.
11.75% due 09/01/10	85,000	83,831
Pitney Bowes, Inc.
4.75% due 01/15/16	111,000	101,042
Service Corp. International
6.75% due 04/01/16	60,000	55,200

		451,118

Chemicals-0.4%

BCI US Finance Corp.
10.58% due 07/15/10*(2)	175,000	178,500
du pont ( E.I.) de Nemours & Co.
4.88% due 04/30/14	38,000	35,548
Eastman Chemical Co.
7.63% due 06/15/24	65,000	67,421
ICI Wilmington, Inc.
7.05% due 09/15/07	170,000	171,717
Monsanto Co.
5.50% due 08/15/25	75,000	67,996
Rohm & Haas Co.
7.85% due 07/15/29	65,000	76,009

		597,191

Computers & Business Equipment-0.0%

Computer Sciences Corp.
3.50% due 04/15/08	65,000	62,434

Electronics-0.1%

Arrow Electronics, Inc.
6.88% due 06/01/18	108,000	106,144
Corning, Inc.
6.20% due 03/15/16	72,000	71,527

		177,671

Energy Services-0.1%

Hanover Compressor Co.
9.00% due 06/01/14	75,000	78,375
Seitel, Inc.
11.75% due 07/15/11	75,000	83,812

		162,187

Energy Sources-0.7%

Amerada Hess Corp.
7.88% due 10/01/29	80,000	89,254
Calpine Corp.
8.75% due 07/15/13*(6)(7)	340,000	319,600
Devon Energy Corp.
7.95% due 04/15/32	91,000	104,857
Duke Energy Field Services LLC
6.88% due 02/01/11	60,000	61,971
Encore Acquisition Co.
6.00% due 07/15/15	41,000	36,900
Encore Acquisition Co.
6.25% due 04/15/14	24,000	22,080
Hilcorp Energy Finance Co.
10.50% due 09/01/10*	61,000	65,727
Indiantown Cogeneration LP, Series A-9
9.26% due 12/15/10	73,544	77,036
The Premcor Refining Group, Inc.
6.75% due 02/01/11	126,000	129,184
Valero Energy Corp.
7.50% due 04/15/32	212,000	230,170

		1,136,779

Financial Services-2.1%

BAE Systems Holdings, Inc.
5.20% due 08/15/15*	175,000	162,948
CIT Group, Inc.
5.40% due 03/07/13	100,000	96,737
Consolidated Communications Holdings, Inc.
9.75% due 04/01/12	159,000	163,770
Countrywide Financial Corp.
6.25% due 05/15/16	77,000	75,470
Ford Motor Credit Co.
5.80% due 01/12/09	219,000	200,071
Ford Motor Credit Co.
9.47% due 04/15/12(2)	20,000	20,307
General Electric Capital Corp.
2.80% due 01/15/07	261,000	257,391
General Motors Acceptance Corp.
6.75% due 12/01/14	15,000	13,932
General Motors Acceptance Corp.
6.88% due 09/15/11	355,000	338,727
General Motors Acceptance Corp.
6.88% due 08/28/12	13,000	12,248
General Motors Acceptance Corp.
7.25% due 03/02/11	50,000	48,476
General Motors Acceptance Corp.
7.75% due 01/19/10	70,000	69,639
Genworth Global Funding Trusts
5.75% due 05/15/13	120,000	119,693
Goldman Sachs Group, Inc.
6.45% due 05/01/36	140,000	134,123
HSBC Finance Corp.
7.00% due 05/15/12	96,000	101,023
Lehman Brothers Holdings, Inc.
5.75% due 05/17/13	120,000	118,144
Lehman Brothers Holdings, Inc., Series H
4.50% due 07/26/10	130,000	124,189
Merrill Lynch & Co., Inc.
6.05% due 05/16/16	120,000	119,651
NGC Corp. Capital Trust, Series B
8.32% due 06/01/27	160,000	136,800
Pricoa Global Funding I
3.90% due 12/15/08*	100,000	95,870
Pricoa Global Funding I
4.63% due 06/25/12*	70,000	65,695
Principal Life Global Funding I
5.25% due 01/15/13*	184,000	178,652
Residential Capital Corp.
6.38% due 06/30/10	411,000	405,406
Residential Capital Corp.
6.50% due 04/17/13	60,000	58,881
Swiss Re Capital I LP
6.85% due 05/25/16*(13)	62,000	60,303
Transamerica Finance Corp.
6.40% due 09/15/08	75,000	75,914
UBS Preferred Funding Trust V
6.24% due 05/15/16(13)	120,000	118,221

		3,372,281

Food, Beverage & Tobacco-0.1%

Dole Food Co., Inc.
8.88% due 03/15/11	30,000	28,125
Foster’s Finance Corp.
6.88% due 06/15/11*	65,000	67,370

		95,495

Forest Products-0.2%

Crown Cork & Seal Co., Inc.
8.00% due 04/15/23	60,000	55,350
MeadWestvaco Corp.
6.85% due 04/01/12	120,000	122,126
Pliant Corp.
11.13% due 09/01/09(6)(7)	92,000	97,060
Plum Creek Timberlands LP
5.88% due 11/15/15	103,000	98,390

		372,926

Health Services-0.2%

Aetna, Inc.
6.63% due 06/15/36	70,000	69,241
HCA, Inc.
6.95% due 05/01/12	100,000	97,613
Psychiatric Solutions, Inc.
7.75% due 07/15/15	100,000	97,875

		264,729

Housing & Household Durables-0.0%

Stanley Works Capital Trust I
5.90% due 12/01/10*	55,000	51,303

Insurance-0.9%

Ace INA Holdings, Inc.
6.70% due 05/15/36	65,000	62,331
Americo Life, Inc.
7.88% due 05/01/13*	134,000	134,228
AmerUs Group Co.
6.58% due 05/16/11	120,000	121,370
Great West Life & Annuity Insurance Co.
7.15% due 05/16/16*	198,000	193,393
Marsh & McLennan Cos., Inc.
5.38% due 07/15/14	55,000	51,209
MetLife, Inc.
5.00% due 11/24/13	72,000	67,735
Metropolitan Life Global Funding I
4.63% due 08/19/10*	65,000	62,277
MIC Financing Trust I
8.38% due 02/01/27*	67,000	67,560
Nationwide Life Global Funding I
5.35% due 03/15/11*	120,000	118,091
Ohio Casualty Corp.
7.30% due 06/15/14	201,000	203,294
The Allstate Corp.
7.20% due 12/01/09	238,000	249,068
The St. Paul Travelers Cos., Inc.
6.75% due 06/20/36	24,000	23,696
Torchmark Corp.
6.38% due 06/15/16	60,000	59,545

		1,413,797

Internet Software-0.0%

Oracle Corp.
5.00% due 01/15/11	54,000	52,114

Leisure & Tourism-0.5%

American Airlines, Inc., Series 2001-1, Class A-2
6.82% due 11/23/12	200,000	195,000
Brunswick Corp.
5.00% due 06/01/11	103,000	97,172
Continental Airlines, Inc., Series 1999-2, Class C-1
7.73% due 09/15/12	8,778	8,162
Harrah’s Operating Co., Inc.
6.50% due 06/01/16	254,000	247,494
Hilton Hotels Corp.
7.20% due 12/15/09	72,000	73,246
MGM Mirage, Inc.
5.88% due 02/27/14	125,000	112,031
Riviera Holdings Corp.
11.00% due 06/15/10	55,000	58,162

		791,267

Manufacturing-0.1%

American Standard, Inc.
5.50% due 04/01/15	72,000	67,523
American Standard, Inc.
7.38% due 02/01/08	51,000	51,948
Timken Co.
5.75% due 02/15/10	96,000	93,958

		213,429

Medical Products-0.0%

Universal Hospital Services, Inc.
10.13% due 11/01/11	65,000	67,600

Metals & Mining-0.1%

Barrick Gold Finance Co.
7.50% due 05/01/07	97,000	98,351
Newmont Mining Corp.
8.63% due 05/15/11	65,000	72,069

		170,420

Pharmaceuticals-0.3%

Abbott Laboratories
5.88% due 05/15/16	132,000	130,869
American Home Products
6.95% due 03/15/11	123,000	128,314
Merck & Co., Inc.
2.50% due 03/30/07	129,000	126,125
Wyeth
5.50% due 02/01/14	126,000	121,747

		507,055

Real Estate Companies-0.1%

EOP Operating LP
7.00% due 07/15/11	120,000	124,663
ERP Operating LP
5.38% due 08/01/16	75,000	70,390

		195,053

Real Estate Investment Trusts-0.2%

Duke Realty LP
5.50% due 03/01/16	60,000	56,906
Heritage Property Investment Trust, Inc.
4.50% due 10/15/09	60,000	57,416
Mack-Cali Realty LP
5.80% due 01/15/16	60,000	57,337
Reckson Operating Partnership LP
6.00% due 03/31/16	35,000	33,891
Simon Property Group LP
6.35% due 08/28/12	60,000	60,878

		266,428

Retail-0.0%

Rent-Way, Inc.
11.88% due 06/15/10	55,000	56,581

Telecommunications-0.9%

Alltel Corp.
4.66% due 05/17/07	169,000	167,755
American Cellular Corp., Series B
10.00% due 08/01/11	225,000	236,813
Centennial Communications Corp.
10.74% due 01/01/13(2)	75,000	76,500
Embarq Corp.
7.08% due 06/01/16	70,000	69,615
GTE Northwest, Inc.
5.55% due 10/15/08	70,000	69,170
GTE Southwest, Inc.
8.50% due 11/15/31	140,000	157,510
LCI International, Inc.
7.25% due 06/15/07	290,000	289,275
New England Telephone & Telegraph Co.
7.88% due 11/15/29	80,000	82,831
Sprint Capital Corp.
6.88% due 11/15/28	182,000	183,348
Verizon New York, Inc., Series A
6.88% due 04/01/12	102,000	103,356

		1,436,173

Transportation-0.5%

Atlas Air, Inc. Series 1999-1, Class B
7.63% due 07/02/16	499,529	489,539
Burlington Northern Santa Fe Corp.
7.29% due 06/01/36	156,000	175,852
Ryder Systems, Inc.
5.00% due 06/15/12	138,000	129,328

		794,719

Utilities-1.7%

American Electric Power Co., Inc.
4.71% due 08/16/07(5)	72,000	71,119
Appalachian Power Co., Series K
5.00% due 06/01/17	72,000	64,646
CenterPoint Energy Houston Electric LLC, Series L-2
5.60% due 07/01/23	100,000	93,265
Centerpoint Energy, Inc., Series B
5.88% due 06/01/08	140,000	139,722
Consolidated Natural Gas Co., Series B
5.38% due 11/01/06	82,000	81,881
Consumers Energy Co., Series C
4.25% due 04/15/08	140,000	136,075
Dominion Resources, Inc.
5.69% due 05/15/08(5)	132,000	131,590
Duke Energy Corp.
4.20% due 10/01/08	120,000	115,914
Duquesne Light Holdings, Inc.
6.25% due 08/15/35	36,000	32,256
El Paso Production Holding Co.
7.75% due 06/01/13	165,000	166,237
Entergy Louisiana LLC
5.83% due 11/01/10	195,000	191,747
Florida Power & Light Co.
5.95% due 10/01/33	79,000	75,918
NRG Energy, Inc.
7.25% due 02/01/14	40,000	39,000
NRG Energy, Inc.
7.38% due 02/01/16	160,000	156,000
Ohio Edison Co.
6.88% due 07/15/36	65,000	66,046
Pepco Holdings, Inc.
5.50% due 08/15/07	142,000	141,490
PSEG Power LLC
7.75% due 04/15/11	65,000	69,570
PSI Energy, Inc.
7.85% due 10/15/07	219,000	224,322
Public Service Electric & Gas Co.
5.00% due 08/15/14	66,000	62,297
Puget Sound Energy, Inc.
5.20% due 10/01/15	212,000	198,059
Reliant Energy, Inc.
7.75% due 02/15/11	130,000	138,976
Reliant Energy, Inc.
9.50% due 07/15/13	75,000	75,375
Sempra Energy
4.62% due 05/17/07	60,000	59,415
Southern California Edison Co.
5.63% due 02/01/36	84,000	75,720
Southern California Gas Co.
5.75% due 11/15/35	75,000	70,466
Southern Energy, Inc.
7.90% due 07/15/09†(8)(9)(14)	150,000	0
The AES Corp.
8.88% due 02/15/11	100,000	105,000

		2,782,106

Total Corporate Bonds (cost $21,360,568)		21,199,549

FOREIGN BONDS & NOTES-3.1%
Banks-0.4%

Banco Continental de Panama SA
6.63% due 12/01/10*	35,000	34,335
Caisse Nationale
5.55% due 12/30/09(2)(13)	109,000	88,835
Glitnir Banki HF
6.69% due 06/15/11*	62,000	61,645
HSBC Holdings PLC
6.50% due 05/02/36	84,000	82,579
Mizuho Finance
8.38% due 04/27/09(13)	145,000	151,989
National Westminster Bank PLC
7.75% due 10/16/07(13)	55,000	56,223
NIBC Bank NV
5.82% due 12/11/13*(13)	60,000	56,648
Santander Issuances SA
5.81% due 06/20/11*(3)	60,000	60,132

		592,386

Broadcasting & Media-0.2%

Grupo Televisa SA
6.63% due 03/18/25	139,000	130,986
Telenet Group Holding NV
11.50% due 06/15/14*(5)	146,000	123,735

		254,721

Conglomerate-0.1%

Tyco International Group SA
6.00% due 11/15/13	120,000	118,884

Energy Sources-0.1%

Anadarko Finance Co., Series B
7.50% due 05/01/31	78,000	83,804
Shell International Finance BV
5.63% due 06/27/11	120,000	120,023

		203,827

Financial Services-0.8%

Aries Vermogensverwaltungs GmbH, Series C
9.60% due 10/25/14	250,000	310,450
Canadian Oil Sands, Ltd.
5.80% due 08/15/13*	124,000	121,948
EnCana Holdings Finance Corp.
5.80% due 05/01/14	55,000	53,783
FBG Finance, Ltd.
5.88% due 06/15/35*	85,000	74,342
HBOS Capital Funding LP
6.85% due 03/23/09(13)	200,000	192,000
Hybrid Capital Funding I LP
8.00% due 06/30/11(13)	286,000	290,184
Kaupthing Bank HF
7.13% due 05/19/16*	19,000	19,006
Nell AF SARL
8.38% due 08/15/15*	120,000	115,350
SovRisc BV
4.63% due 10/31/08*	133,000	130,491

		1,307,554

Forest Products-0.0%

Abitibi-Consolidated, Inc.
8.55% due 08/01/10	65,000	61,587
Stora Enso Oyj
6.40% due 04/15/16*	60,000	58,153

		119,740

Insurance-0.3%

Aegon NV
5.59% due 07/15/06(3)	156,000	130,260
Fairfax Financial Holdings, Ltd.
7.75% due 04/26/12	4,000	3,480
Fairfax Financial Holdings, Ltd.
8.25% due 10/01/15	115,000	97,750
ING Groep NV
5.78% due 12/08/15(13)	140,000	132,848
Montpelier Re Holdings, Ltd.
6.13% due 08/15/13	100,000	92,805
XL Capital, Ltd.
6.38% due 11/15/24	124,000	117,267

		574,410

Leisure & Tourism-0.1%

Royal Caribbean Cruises, Ltd.
7.00% due 06/15/13	70,000	69,365
Royal Caribbean Cruises, Ltd.
7.25% due 06/15/16	140,000	138,637

		208,002

Machinery-0.1%

Atlas Copco AB
6.50% due 04/01/08*	89,000	90,012

Metals & Mining-0.1%

Falconbridge, Ltd.
6.00% due 10/15/15	102,000	97,121
Falconbridge, Ltd.
6.20% due 06/15/35	91,000	80,497

		177,618

Pharmaceuticals-0.0%

Elan Finance PLC
7.75% due 11/15/11	57,000	54,435

Real Estate Companies-0.1%

Brookfield Asset Management, Inc.
8.13% due 12/15/08	157,000	164,842

Retail-0.1%

Jean Coutu Group PJC, Inc.
8.50% due 08/01/14	100,000	92,000

Telecommunications-0.4%

America Movil SA de CV
6.38% due 03/01/35	112,000	97,353
British Telecommunications PLC
8.88% due 12/15/30	70,000	86,030
Intelsat Bermuda, Ltd.
9.25% due 06/15/16*	50,000	51,625
Telecom Italia Capital SA
6.38% due 11/15/33	65,000	58,770
TELUS Corp.
7.50% due 06/01/07	143,000	145,093
TELUS Corp.
8.00% due 06/01/11	238,000	257,730

		696,601

Transportation-0.1%

Canadian National Railway Co.
6.38% due 10/15/11	130,000	133,995

Utilities-0.2%

Enersis SA
7.40% due 12/01/16	300,000	304,990
Kinder Morgan Finance Co. ULC
5.70% due 01/05/16	105,000	91,169

		396,159

Total Foreign Bonds & Notes (cost $5,364,905)		5,185,186

FOREIGN GOVERNMENT AGENCIES-1.7%

Federal Republic of Brazil
8.00% due 01/15/18	200,000	211,000
Federal Republic of Brazil
10.50% due 07/14/14	205,000	246,820
Republic of Argentina
4.89% due 08/03/12(2)	230,000	190,210
Republic of Argentina
8.28% due 12/31/33	348,488	310,503
Republic of Turkey
9.00% due 06/30/11	190,000	198,075
Republic of Turkey
11.88% due 01/15/30	380,000	519,175
Republic of Venezuela
8.50% due 10/08/14	100,000	105,750
Republic of Venezuela
9.25% due 09/15/27	500,000	590,000
Russian Federation
7.50% due 03/31/30(5)	350,000	372,505
Russian Federation
7.50% due 03/31/30*(5)	125,000	132,969

Total Foreign Government Agencies (cost $2,732,038)		2,877,007

U.S. GOVERNMENT OBLIGATIONS-1.1%
U.S Treasury Bonds-0.7%
5.38% due 02/15/31	831,000	845,348
6.25% due 08/15/23	308,000	339,690

		1,185,038

U.S. Treasury Notes-0.4%
4.50% due 11/15/15	488,000	464,820
5.13% due 05/15/16	66,000	65,923

		530,743

Total U.S. Government Obligations (cost $1,805,126)		1,715,781

U.S. GOVERNMENT AGENCIES-12.0%
Federal Home Loan Mortgage Corporation-5.4%
4.50% due 04/01/19	1,718,203	1,625,153
4.75% due 01/18/11	155,000	150,407
5.00% due 06/15/31	371,871	361,930
5.00% due 05/01/34	1,276,849	1,196,284
5.00% due 06/01/34	1,628,567	1,525,809
5.00% due 11/01/35	1,178,550	1,101,505
5.13% due 12/15/13	265,008	259,498
5.50% due 07/01/34	680,509	655,348
6.00% due 12/01/33	1,102,926	1,090,000
6.50% due 03/01/36	370,267	372,477
6.88% due 09/15/10	231,000	242,812
7.00% due 04/01/32	197,914	202,757

		8,783,980

Federal National Mortgage Association-5.3%
5.00% due 07/01/18	874,256	843,880
5.00% due 08/01/18	406,682	392,553
5.00% due 07/01/33	1,552,513	1,458,277
5.50% due 07/01/06(2)	378,897	376,489
5.50% due 10/01/17	191,655	188,483
5.50% due 11/01/17	506,249	497,871
5.50% due 12/01/33	1,335,190	1,288,058
5.50% due 12/01/35	764,509	734,825
6.00% due 06/01/17	357,026	358,390
6.00% due 12/01/33	835,560	824,959
6.00% due 08/01/34	496,682	490,008
6.50% due 09/01/10	124,402	125,552
6.50% due 09/01/32	957,175	965,623
6.50% due 04/01/34	158,923	159,854

		8,704,822

Federal National Mtg. Assoc. Reference REMIC Series 2006-B1, Class AB-0.3%
6.00% due 06/25/16	550,000	548,170

Government National Mortgage Association-1.0%
5.50% due 05/15/33	548,521	532,339
5.50% due 09/15/33	252,142	244,703
5.50% due 12/15/33	720,317	699,066
7.50% due 01/15/32	173,602	181,481
7.50% due 04/15/32	1,238	1,294

		1,658,883

Total U.S. Government Agencies (cost $20,500,206)		19,695,855

PREFERRED STOCK-0.3%
Financial Services-0.3%

Fannie Mae, Series O
7.63%(2)	2,250	122,063
General Electric Capital Corp.
8.00%(5)	14,000	319,340
Morgan Stanley Group, Inc., Series A
6.19%(2)	3,600	90,648

Total Preferred Stock (cost $561,375)		532,051

Total Long-Term Investment Securities (cost $158,597,433)		159,545,779

REPURCHASE AGREEMENTS-3.7%

Agreement with State Street Bank & Trust Co., bearing interest at 2.50%, dated 06/30/06, to be repurchased 07/01/06 in the amount of $1,094,228 and collateralized by 1,125,000 of United States Treasury Notes bearing interest at 4.88%, due 04/30/11 and having an approximate value of $1,119,375	1,094,000	1,094,000
State Street Bank & Trust Co. Joint Repurchase Agreement (1)	4,994,000	4,994,000

Total Repurchase Agreements (cost $6,088,000)		6,088,000

TOTAL INVESTMENTS (cost $164,685,433)(10)	100.9%	165,633,779
Liabilities in excess of other assets	(0.9)	(1,477,853)

NET ASSETS	100.0%	$164,155,926

†	Non-income producing securities
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. The Fund has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the aggregate value of these securities was $5,893,172 representing 3.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2006.
(3)	Variable rate security-the rate reflected is as of June 30, 2006; maturity date reflects next reset date.
(4)	Variable rate security-the rate reflected is as of June 30, 2006; maturity date reflects stated maturity date.
(5)	“Step Up” security where the rate increases (“steps up”) at a predetermined rate. Rate shown reflects the increased rate.
(6)	Bond in default
(7)	Company has filed for Chapter 11 bankruptcy protection.
(8)	Fair valued security (see Note 2)
(9)	Illiquid security
(10)	See Note 3 for cost of investments on a tax basis.
(11)	Collateralized Mortgage Obligation
(12)	Commercial Mortgage-Backed Security
(13)	Perpetual note; the maturity date reflects the next call date.
(14)	To the extent permitted by Statement of Additional Information, the Balanced Assets Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price violatility than securities for which secondary markets exist. As of June 30, 2006, the Balanced Assets Fund held the following restricted securities:

Name	Acquisition Date	Principle Amount	Acquisition Cost	Market Value	Market Value Per Par Amount	% of Net Assets
Southern Energy
7.90% 07/15/09	01/10/06	150,000	0	0	0	0.00%

ADR-American Depository Receipt

REMIC-Real Estate Mortgage Investment Conduit

See Notes to Portfolio of Investments

SunAmerica International Equity Fund

PORTFOLIO OF INVESTMENTS—June 30, 2006 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK-98.8%
Australia-2.9%

Australia and New Zealand Banking Group, Ltd.	26,200	$517,687
BHP Billiton, Ltd.	65,300	1,407,208
Woolworths, Ltd.	82,880	1,241,001

		3,165,896

Belgium-3.9%

KBC Groep NV	40,420	4,337,564

Bermuda-0.0%

Peregrine Investments Holdings, Ltd. † (1)(3)	91,000	0

Brazil-0.4%

Rossi Residencial SA	47,400	453,013

Cayman island-0.4%

Prime Success International Group, Ltd.	748,000	469,529

Finland-3.9%

Fortum Oyj	59,500	1,522,070
Nokia Oyj ADR	138,090	2,797,703

		4,319,773

France-12.6%

Alstom †	28,000	2,558,868
AXA SA	87,350	2,866,865
BNP Paribas	38,260	3,662,895
Renault SA	20,200	2,170,293
Sanofi-Aventis	28,680	2,798,925

		14,057,846

Germany-6.4%

Adidas-Salomon AG	43,800	2,094,118
Bayer AG	110,120	5,062,114

		7,156,232

Greece-0.8%

Coca-Cola Hellenic Bottling Co. SA	30,620	912,533

Hong Kong-1.5%

Hong Kong & China Gas Co., Ltd.	485,000	1,064,761
Midland Holdings, Ltd.	1,248,000	554,395

		1,619,156

Ireland-2.7%

Anglo Irish Bank Corp. PLC	189,110	2,950,951

Italy-6.5%

Saipem SpA	165,340	3,762,197
Unicredito Italiano SpA	445,190	3,484,853

		7,247,050

Japan-25.9%

FANUC, Ltd.	28,700	2,578,085
Japan Tobacco, Inc.	630	2,295,613
Komatsu, Ltd.	124,000	2,465,047
Matsushita Electric Industrial Co., Ltd.	79,000	1,667,118
Mitsubishi UFJ Financial Group, Inc.	243	3,397,414
Mitsui & Co., Ltd.	109,000	1,539,182
Nikon Corp.	109,000	1,903,023
ORIX Corp.	8,990	2,195,653
Sega Sammy Holdings, Inc.	29,800	1,104,090
Sekisui House, Ltd.	81,000	1,111,945
SUMCO Corp.	27,192	1,549,212
Sumitomo Metal Industries, Ltd.	444,000	1,831,248
Toyota Motor Corp.	46,800	2,449,598
Tsumura & Co.	45,000	1,281,894
Yamada Denki Co., Ltd.	14,600	1,488,833

		28,857,955

Luxembourg-2.1%

Acergy SA †	152,700	2,324,266

Netherlands-1.7%

Royal Numico NV	41,900	1,880,551

Norway-5.0%

DNB NOR ASA	176,070	2,185,000
Statoil ASA	84,150	2,385,978
Tomra Systems ASA	124,070	1,006,528

		5,577,506

Singapore-1.5%

CIH, Ltd.	28,600	1,142,330
StarHub, Ltd.	358,000	515,678

		1,658,008

South Korea-0.5%

Hynix Semiconductor, Inc. GDR † *	18,824	604,250

Spain-5.3%

Banco Bilbao Vizcaya Argentaria SA	133,290	2,741,393
Enagas	150,140	3,203,171

		5,944,564

Switzerland-8.0%

Credit Suisse Group	48,330	2,703,998
Novartis AG	53,000	2,869,903
Roche Holding AG	19,810	3,274,795

		8,848,696

United Kingdom-6.8%

British America Tobacco PLC	133,390	3,359,577
BT Group PLC	630,900	2,791,237
The Sage Group PLC	343,195	1,464,424

		7,615,238

United States-0.0%

Softbrands, Inc. †	40	74

Total Long-Term Investment Securities (cost $98,437,448)		110,000,651

REPURCHASE AGREEMENTS-0.3%

Agreement with State Street Bank & Trust Co., bearing interest at 2.50%, dated 6/30/06, to be repurchased 07/03/06 in the amount of $322,067 and collateralized by $280,000 of United States Treasury Bonds, bearing interest at 7.50%, due 11/15/16 and having an approximate aggregate value of $332,369 (cost $322,000)	$322,000	322,000

TOTAL INVESTMENTS (cost $98,759,448) (2)	99.1%	110,322,651
Other assets less liabilities	0.9	1,042,333

NET ASSETS	100.0%	$111,364,984

†	Non-income producing securities
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. The Fund has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the aggregate value of these securities was $604,250 representing 0.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Illiquid security
(2)	See Note 3 for cost of investments on a tax basis
(3)	Fair valued security; See Note 2

ADR-American Depository Receipt

GDR-Global Depository Receipt

Portfolio breakdown by industry as a percentage of net assets:

Banks	20.3%
Pharmaceuticals	14.8
Energy Sources	9.8
Food, Beverage & Tobacco	7.6
Telecommunications	5.5
Financial Services	5.0
Electronics	4.2
Entertainment Products	4.2
Automotive	4.1
Machinery	3.1
Metals & Mining	2.9
Insurance	2.6
Retail	2.4
Apparel & Textiles	2.3
Business Services	2.3
Energy Services	2.1
Home Building	1.4
Conglomerate	1.4
Computer Software	1.3
Gas & Pipeline Utilities	1.0
Real Estate Companies	0.5
Repurchase Agreements	0.3

99.1%

See Notes to Portfolio of Investments

SunAmerica Value Fund

PORTFOLIO OF INVESTMENTS—June 30, 2006 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK-96.5%
Apparel & Textiles-2.0%

NIKE, Inc., Class B	54,100	$4,382,100

Banks-12.2%

Bank of America Corp.	215,600	10,370,360
The Bank of New York Co., Inc.	97,400	3,136,280
U.S. Bancorp	137,500	4,246,000
Wachovia Corp.	63,300	3,423,264
Wells Fargo & Co.	80,500	5,399,940

		26,575,844

Broadcasting & Media-4.8%

Comcast Corp., Class A †	86,400	2,828,736
News Corp., Class A	226,500	4,344,270
Time Warner, Inc.	192,400	3,328,520

		10,501,526

Chemicals-1.0%

The Dow Chemical Co.	58,200	2,271,546

Computer Software-1.4%

Microsoft Corp.	129,100	3,008,030

Computers & Business Equipment-1.5%

Hewlett-Packard Co.	104,700	3,316,896

Conglomerate-3.4%

General Electric Co.	126,200	4,159,552
Honeywell International, Inc.	79,800	3,215,940

		7,375,492

Electronics-1.4%

Emerson Electric Co.	36,900	3,092,589

Energy Sources-15.2%

Chevron Corp.	91,200	5,659,872
ConocoPhillips	67,200	4,403,616
Exxon Mobil Corp.	179,900	11,036,865
Hess Corp.	70,200	3,710,070
Marathon Oil Corp.	58,800	4,898,040
XTO Energy, Inc.	79,500	3,519,465

		33,227,928

Financial Services-17.0%

American Express Co.	85,900	4,571,598
Capital One Financial Corp.	49,300	4,212,685
Citigroup, Inc.	206,600	9,966,384
JPMorgan Chase & Co.	148,600	6,241,200
Merrill Lynch & Co., Inc.	59,100	4,110,996
Morgan Stanley	69,000	4,361,490
The Goldman Sachs Group, Inc.	24,100	3,625,363

		37,089,716

Food, Beverage & Tobacco-3.4%

Altria Group, Inc.	57,000	4,185,510
PepsiCo, Inc.	53,800	3,230,152

		7,415,662

Household & Personal Products-1.5%

Procter & Gamble Co.	56,700	3,152,520

Insurance-6.0%

MetLife, Inc.	85,900	4,398,939
The Allstate Corp.	64,800	3,546,504
The Chubb Corp.	102,000	5,089,800

		13,035,243

Manufacturing-1.4%

ITT Corp.	62,400	3,088,800

Medical Products-1.5%

Johnson & Johnson	52,800	3,163,776

Metals & Mining-2.6%

Alcoa, Inc.	80,200	2,595,272
Precision Castparts Corp.	53,100	3,173,256

		5,768,528

Pharmaceuticals-4.4%

Pfizer, Inc.	220,800	5,182,176
Wyeth	99,800	4,432,118

		9,614,294

Restaurants-1.1%

McDonald’s Corp.	74,100	2,489,760

Retail-2.1%

Wal-Mart Stores, Inc.	96,200	4,633,954

Telecommunications-7.7%

AT&T, Inc.	180,400	5,031,356
BellSouth Corp.	124,200	4,496,040
Motorola, Inc.	161,800	3,260,270
Verizon Communications, Inc.	122,200	4,092,478

		16,880,144

Utilities-4.9%

Duke Energy Corp.	121,600	3,571,392
Exelon Corp.	63,100	3,585,973
The Southern Co.	112,700	3,612,035

		10,769,400

Total Long-Term Investment Securities (cost $196,786,425)		210,853,748

REPURCHASE AGREEMENTS-3.8%

State Street Bank & Trust Co. Joint Repurchase Agreement (1) (cost $8,263,000)	$8,263,000	8,263,000

TOTAL INVESTMENTS (cost $205,049,425) (2)	100.3%	219,116,748
Liabilities in excess of other assets	(0.3)	(564,191)

NET ASSETS	100.0%	$218,552,557

†	Non-income producing securities
(1)	See Note 2 for details of Joint Repurchase Agreement
(2)	See Note 3 for cost of investments on a tax basis

See Notes to Portfolio of Investments

SunAmerica Biotech/Health Fund

PORTFOLIO OF INVESTMENTS—June 30, 2006 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK-94.9%
Biotechnology-26.4%

Amgen, Inc. †	22,200	$1,448,106
Biogen Idec, Inc. †	14,000	648,620
Genentech, Inc. †	11,300	924,340
Genzyme Corp. †	21,400	1,306,470
MedImmune, Inc. †	18,000	487,800
Myriad Genetics, Inc. †	22,000	555,500
Nektar Therapeutics †	40,000	733,600
Panacos Pharmaceuticals, Inc. †	85,000	469,200

		6,573,636

Distribution-3.8%

Allion Healthcare, Inc. †	46,000	399,740
Cardinal Health, Inc.	8,400	540,372

		940,112

Genomics-4.0%

Invitrogen Corp. †	15,000	991,050

Health Services-4.8%

Caremark Rx, Inc.	15,000	748,050
Matria Healthcare, Inc. †	21,000	449,820

		1,197,870

Healthcare Equipment-3.4%

St. Jude Medical, Inc. †	9,000	291,780
Zimmer Holdings, Inc. †	10,000	567,200

		858,980

Managed Care-13.2%

Centene Corp. †	17,600	414,128
Coventry Health Care, Inc. †	19,200	1,054,848
Health Net, Inc. †	12,000	542,040
UnitedHealth Group, Inc.	19,700	882,166
WellPoint, Inc. †	5,600	407,512

		3,300,694

Medical Devices-6.3%

Boston Scientific Corp. †	16,000	269,440
Kinetic Concepts, Inc. †	11,800	520,970
Medtronic, Inc.	16,600	778,872

		1,569,282

Pharmaceuticals-31.0%

Abbott Laboratories	22,000	959,420
Andrx Corp. †	24,000	556,560
Barr Pharmaceuticals, Inc. †	13,000	619,970
Eli Lilly & Co.	7,500	414,525
Endo Pharmaceuticals Holdings, Inc. †	8,000	263,840
Johnson & Johnson	9,500	569,240
Novartis AG ADR	17,000	916,640
Noven Pharmaceuticals, Inc. †	25,000	447,500
Pfizer, Inc.	29,000	680,630
Schering-Plough Corp.	52,000	989,560
Teva Pharmaceutical Industries, Ltd. ADR	25,700	811,863
Wyeth	11,100	492,951

		7,722,699

Therapeutics-2.0%

BioMarin Pharmaceutical, Inc. †	35,000	502,950

Total Long-Term Investment Securities (cost $24,677,076)		23,657,273

REPURCHASE AGREEMENTS-5.8%

State Street Bank & Trust Co. Joint Repurchase Agreement (1) (cost $1,459,000)	$1,459,000	1,459,000

TOTAL INVESTMENTS (cost $26,136,076) (2)	100.7%	25,116,273
Liabilities in excess of other assets	(0.7)	(186,847)

NET ASSETS	100.0%	$24,929,426

†	Non-income producing securities
(1)	See Note 2 for details of Joint Repurchase Agreement
(2)	See Note 3 for cost of investments on a tax basis

ADR-American Depository Receipt

See Notes to Portfolio of Investments

Tax Managed Equity Fund

PORTFOLIO OF INVESTMENTS—June 30, 2006 — (unaudited)

Security Description	Shares/ Principal Amount	Value Note (1)
COMMON STOCK-99.7%
Aerospace & Military Technology-6.1%

Goodrich Corp.	31,000	$1,248,990
Lockheed Martin Corp.	16,800	1,205,232
The Boeing Co.	16,600	1,359,706

		3,813,928

Banks-4.2%

Bank of America Corp.	28,000	1,346,800
Wachovia Corp.	24,000	1,297,920

		2,644,720

Business Services-1.1%

Waste Management, Inc.	20,000	717,600

Computers & Business Equipment-1.1%

Lexmark International, Inc., Class A †	12,000	669,960

Electronics-11.7%

Cymer, Inc. †	28,000	1,300,880
Diodes, Inc. †	19,000	787,360
Garmin, Ltd.	6,500	685,360
Itron, Inc. †	21,000	1,244,460
MEMC Electronic Materials, Inc. †	40,000	1,500,000
Rudolph Technologies, Inc. †	79,500	1,152,750
Varian Semiconductor Equipment Associates, Inc. †	21,000	684,810

		7,355,620

Energy Services-4.7%

Oceaneering International, Inc. †	36,000	1,650,600
Schlumberger, Ltd.	20,000	1,302,200

		2,952,800

Energy Sources-12.4%

Aventine Renewable Energy Holdings, Inc. †*(3)	86,000	3,345,400
Aventine Renewable Energy Holdings, Inc. †(3)	16,000	622,400
Frontier Oil Corp.	45,000	1,458,000
Holly Corp.	34,000	1,638,800
Pacific Ethanol, Inc. †	31,000	716,720

		7,781,320

Financial Services-8.2%

Capital One Financial Corp.	15,300	1,307,385
Citigroup, Inc.	27,000	1,302,480
The Bear Stearns Cos., Inc.	9,400	1,316,752
The Goldman Sachs Group, Inc.	8,200	1,233,526

		5,160,143

Food, Beverage & Tobacco-9.3%

Archer-Daniels-Midland Co.	35,000	1,444,800
Kellogg Co.	28,000	1,356,040
Loews Corp.—Carolina Group	13,000	667,810
Reynolds American, Inc.	14,800	1,706,440
The Coca-Cola Co.	15,000	645,300

		5,820,390

Health Services-7.8%

Coventry Health Care, Inc. †	26,000	1,428,440
Health Net, Inc. †	34,000	1,535,780
Manor Care, Inc.	14,000	656,880
WellPoint, Inc. †	18,000	1,309,860

		4,930,960

Insurance-2.0%

MetLife, Inc.	25,000	1,280,250

Leisure & Tourism-2.0%

Hilton Hotels Corp.	45,000	1,272,600

Machinery-3.7%

Caterpillar, Inc.	20,000	1,489,600
Rockwell Automation, Inc.	11,400	820,914

		2,310,514

Manufacturing-3.4%

Textron, Inc.	7,500	691,350
Trinity Industries, Inc.	35,100	1,418,040

		2,109,390

Metals & Mining-8.0%

Anglo American PLC ADR	32,000	654,080
Boliden AB	38,000	699,621
Gold Fields, Ltd. ADR	29,000	664,100
Phelps Dodge Corp.	10,000	821,600
Precision Castparts Corp.	25,000	1,494,000
Zinifex, Ltd.	90,000	670,128

		5,003,529

Pharmaceuticals-2.0%

NBTY, Inc. †	26,000	621,660
Schering-Plough Corp.	33,500	637,505

		1,259,165

Telecommunications-5.6%

Arris Group, Inc. †	55,000	721,600
AT&T, Inc.	25,000	697,250
Crown Castle International Corp. †	40,000	1,381,600
j2 Global Communications, Inc. †	24,000	749,280

		3,549,730

Transportation-3.2%

FedEx Corp.	6,000	701,160
United Parcel Service, Inc., Class B	16,000	1,317,280

		2,018,440

Utilities-3.2%

The AES Corp. †	74,000	1,365,300
TXU Corp.	11,000	657,690

		2,022,990

Total Long-Term Investment Securities (cost $60,995,433)		62,674,049

REPURCHASE AGREEMENTS-9.9%

State Street Bank & Trust Co. Joint Repurchase Agreement (1) (cost $6,224,000)	$6,224,000	6,224,000

TOTAL INVESTMENTS (cost $67,219,433) (2)	109.6%	68,898,049
Liabilities in excess of other assets	(9.6)	(6,028,883)

NET ASSETS	100.0%	$62,869,166

†	Non-income producing securities
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At June 30, 2006, the aggregate value of these securities was $3,345,400 representing 5.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	See Note 2 for details of Joint Repurchase Agreement
(2)	See Note 3 for cost of investments on a tax basis
(3)	Fair valued security; See Note 2

ADR-American Depository Receipt

See Notes to Portfolio of Investments

SunAmerica International Small-Cap Fund*

PORTFOLIO OF INVESTMENTS—June 30, 2006 —(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK-94.0%
Australia-2.6%

JB Hi-Fi, Ltd.	73,264	$276,568
Sino Gold, Ltd. †	83,958	311,946

		588,514

Denmark-4.2%

Bang & Olufsen A/S	2,550	282,029
DSV A/S	1,989	332,532
Royal Unibrew A/S	3,020	335,564

		950,125

Finland-2.9%

Cargotec Corp.	6,830	299,205
YIT Oyj	14,290	350,382

		649,587

France-7.3%

Alten †	7,630	278,136
Euler Hermes SA	3,160	348,807
Groupe Steria SCA	4,000	211,044
Icade †	3,700	162,466
Kaufman & Broad SA	4,010	218,495
Neopost SA	3,600	410,268

		1,629,216

Germany-6.9%

CTS Eventim AG	4,590	140,900
ElringKlinger AG	4,565	223,921
Fielmann AG	3,290	313,418
Grenkeleasing AG	4,170	277,349
Pfleiderer AG	10,840	304,335
Rational AG	1,250	204,392
Vivacon AG †	4,260	95,680

		1,559,995

Greece-2.0%

Hellenic Exchanges Holding SA	8,290	133,390
Marfin Financial Group SA	6,820	215,461
Piraeus Bank SA	4,362	103,773

		452,624

Hong Kong-5.2%

Integrated Distribution Services Group, Ltd.	189,000	337,052
Kingboard Chemical Holdings, Ltd.	73,500	207,734
Midland Holdings, Ltd.	506,000	224,779
Singamas Container Holdings, Ltd.	380,000	264,219
Texwinca Holdings, Ltd.	218,000	143,157

		1,176,941

Indonesia-1.0%

United Tractors Tbk PT	399,500	232,894

Ireland-3.2%

Grafton Group PLC †	22,640	284,364
Iaws Group PLC	13,180	229,773
Paddy Power PLC	11,980	207,474

		721,611

Italy-2.0%

Digital Multimedia Technologies SpA †	4,070	240,036
Tod’s SpA	2,870	215,187

		455,223

Japan-32.2%

ADEKA Corp.	9,000	115,292
Amano Corp.	3,900	57,934
Asahi Soft Drinks Co., Ltd.	9,500	141,952
Chugoku Marine Paints, Ltd.	17,000	96,409
Culture Convenience Club Co., Ltd.	15,000	172,885
Daikoku Denki Co., Ltd.	2,900	90,720
Dena Co., Ltd. †	29	89,200
Disco Corp.	2,300	129,028
Don Quijote Co., Ltd.	7,500	169,740
Edion Corp.	5,600	111,080
En-Japan, Inc.	13	69,408
Exedy Corp.	4,500	141,559
Fullcast Co., Ltd.	36	122,370
H.I.S. Co., Ltd.	5,300	152,831
Harmonic Drive Systems, Inc.	9	39,322
Hisamitsu Pharmaceutical Co., Inc.	5,000	153,355
Hitachi Systems & Services, Ltd.	4,500	100,664
Iriso Electronics Co., Ltd.	1,400	47,711
Japan Aviation Electronics Industry, Ltd.	12,000	168,193
Kaga Electronics Co., Ltd.	5,200	105,418
Kakaku.com, Inc.	20	63,265
Kenedix, Inc.	25	108,572
Kintetsu World Express, Inc.	4,000	95,072
Kyoritsu Maintenance Co., Ltd.	3,800	142,450
Kyoto Kimono Yuzen Co., Ltd.	26	45,893
Kyowa Exeo Corp.	12,000	154,981
Lintec Corp.	5,100	133,472
Milbon Co., Ltd.	2,800	114,016
Modec, Inc.	3,900	87,242
Moshi Moshi Hotline, Inc.	3,850	135,914
Nabtesco Corp.	11,000	123,130
NHK Spring Co., Ltd.	10,000	115,082
Nichias Corp.	15,000	102,237
Nippon Chemiphar Co., Ltd. †	9,000	48,445
Obic Co., Ltd.	820	165,806
Oenon Holdings, Inc.	25,000	97,212
Okasan Holdings, Inc.	14,000	134,568
Okuma Holdings, Inc.	13,000	146,767
OSG Corp.	5,000	84,193
Otsuka Corp.	1,200	135,267
Park24 Co., Ltd.	4,200	123,680
Pigeon Corp.	3,200	49,465
Renaissance, Inc.	4,200	82,576
Resorttrust, Inc.	5,000	145,054
Right On Co., Ltd.	4,000	134,568
Ryoshoku, Ltd.	4,000	109,402
Sankyu, Inc.	24,000	134,638
SBS Holdings, Inc.	26	95,648
Shin-Etsu Polymer Co., Ltd.	9,100	131,204
St. Marc Holdings Co., Ltd.	2,000	138,064
Star Micronics Co., Ltd.	5,000	101,145
Sysmex Corp.	3,000	138,413
Teikoku Piston Ring Co., Ltd.	9,400	103,660
Telepark Corp.	50	119,713
The Japan Steel Works, Ltd.	20,000	137,015
The Kagoshima Bank, Ltd.	7,000	51,686
The Yamaguchi Bank, Ltd.	4,000	57,882
Toho Pharmaceutical Co., Ltd.	3,700	65,471
Topcon Corp.	6,300	129,920
Toyo Tanso Co., Ltd.	1,400	86,368
Tsumura & Co.	7,000	199,406
UFJ Central Leasing Co., Ltd.	3,200	161,063
USS Co., Ltd.	2,600	171,758
Works Applications Co., Ltd. †	100	56,187

		7,232,641

Netherlands-1.1%

Koninklijke BAM Groep NV	12,700	252,431

Norway-4.4%

Aker Kvaerner ASA	3,340	313,348
ProSafe ASA	3,770	230,141
Sevan Marine ASA †	32,370	197,083
Tandberg Television ASA †	14,700	243,823

		984,395

Singapore-3.8%

Raffles Medical Group, Ltd.	775,000	394,146
Singapore Food Industries, Ltd.	44,000	25,713
The Ascott Group, Ltd.	313,000	203,677
United Test and Assembly Center, Ltd. †	461,000	234,454

		857,990

South Korea-1.7%

Amorepacific Corp. †	96	41,435
CJ Internet Corp.	5,940	159,652
Korea Zinc Co., Ltd.	2,140	167,817

		368,904

Spain-0.9%

Mecalux SA	5,770	199,263

Sweden-6.8%

D Carnegie & Co. AB	12,200	223,768
Elekta AB, Class B	10,305	174,691
JM AB	10,520	167,373
Modern Times Group AB, Series B †	5,600	294,522
Protect Data AB	8,880	129,558
Q-Med AB	20,160	263,319
Transcom WorldWide SA, Series B SDR	24,540	271,085

		1,524,316

Switzerland-2.2%

Banque Cantonale Vaudoise	1,100	376,099
Compagnie Financiere Tradition	940	109,182

		485,281

United Kingdom-3.6%

Gondola Holdings PLC	36,140	208,510
NDS Group PLC ADR †	8,380	390,089
Wolfson Microelectronics PLC †	26,100	215,982

		814,581

Total Common Stock (cost $23,375,363)		21,136,532

PREFERRED STOCK-1.9%
Germany-1.9%

Hugo Boss AG (cost $484,199)	10,370	437,439

RIGHTS-0.1%†
Sweden-0.1%

Modern Times Group AB, Series B Expires 07/21/06 (cost $19,483)	5,600	19,173

Total Long-Term Investment Securities (cost $23,879,045)		21,593,144

SHORT-TERM INVESTMENT SECURITIES-4.5%
TIME DEPOSITS-4.5%

Euro Time Deposit with State Street Bank & Trust Co. 2.80% due 07/03/06 (cost $1,007,000)	$1,007,000	1,007,000

TOTAL INVESTMENTS (cost $24,886,045) (1)	100.5%	22,600,144
Liabilities in excess of other assets	(0.5)	(102,018)

NET ASSETS	100.0%	$22,498,126

†	Non-income producing securities
*	Commencement of operations was May 02, 2006
(1)	See Note 3 for cost of investments on a tax basis

ADR-American Depository Receipt

SDR-Swedish Depository Receipt

Portfolio breakdown by industry as a percentage of net assets:

Business Services	10.4%
Retail	7.0
Financial Services	6.1
Manufacturing	5.7
Transportation	5.3
Time Deposits	4.5
Apparel & Textiles	4.1
Food, Beverage & Tobacco	3.7
Leisure & Tourism	3.6
Machinery	3.4
Pharmaceuticals	3.2
Electronics	3.1
Real Estate Companies	3.1
Metals & Mining	3.0
Telecommunications	2.7
Broadcasting & Media	2.7
Automotive	2.6
Banks	2.6
Chemicals	2.5
Computers & Business Equipment	2.4
Internet Content	2.2
Medical Products	2.0
Energy Services	1.9
Health Services	1.8
Household & Personal Products	1.8
Entertainment Products	1.7
Internet Software	1.7
Insurance	1.6
Computer Software	1.5
Housing & Household Durables	1.0
Restaurants	0.9
Aerospace & Military Technology	0.7

100.5%

See Notes to Portfolio of Investments

Note 1. Security Valuation

Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U. S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Trustees.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees.

Note 2. Repurchase Agreements

As of June 30, 2006, the following Funds held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

Fund	Percentage Interest	Principal Amount
Blue Chip Growth	5.75%	$6,068,000
Growth Opportunities	3.07	3,240,000
New Century	2.34	2,469,000
Growth and Income	2.97	3,130,000
Balanced Assets	4.74	4,994,000
Value	7.83	8,263,000
Biotech/Health	1.38	1,459,000
Tax Managed Equity	5.90	6,224,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated June 30, 2006, bearing interest at a rate of 3.98% per annum, with a principal amount of $105,465,000, a repurchase price of $105,499,979 and a maturity date of July 3, 2006. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	4.13%	08/15/08	$108,115,000	$107,574,425

Note 3. Federal Income Taxes

As of June 30, 2006, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

	Blue Chip Growth Fund	Growth Opportunities Fund	New Century Fund	Growth and Income Fund	Balanced Assets Fund
Cost (tax basis)	$75,839,795	$72,643,361	$89,563,444	$115,672,212	$164,983,175

Appreciation	2,669,309	2,849,237	2,721,385	6,250,486	5,901,471
Depreciation	(3,514,890)	(2,747,576)	(4,059,069)	(4,237,097)	(5,250,867)

Net unrealized appreciation (depreciation)	$(845,581)	$101,661	$(1,337,684)	$2,013,389	$650,604

	International Equity Fund	Value Fund	Biotech/ Health Fund	Tax Managed Equity Fund	International Small-Cap Fund
Cost (tax basis)	$98,759,448	$205,316,199	$26,139,939	$67,221,092	$24,886,045

Appreciation	13,560,069	16,398,407	795,158	2,341,685	170,342
Depreciation	(1,996,866)	(2,597,858)	(1,818,824)	(664,728)	(2,456,243)

Net unrealized appreciation (depreciation)	$11,563,203	$13,800,549	$(1,023,666)	$1,676,957	$(2,285,901)

Note 4. Other Information

On February 9, 2006, American International Group, Inc. (“AIG”), the parent company and an affiliated person of the Adviser, the Distributor and AIGGIC, the subadviser to one Fund, (the “Subadviser”), announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission (“SEC”). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG’s accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Funds.

AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”). Certain affiliated persons of AIG, including the Adviser, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG’s investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of the Funds. The Adviser expects that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United State Department of Justice (”DOJ”), the Attorney General of the State of New York (“NYAG”) and the New York State Department of Insurance (“DOI”), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG’s internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

Subject to receipt of permanent relief, the Adviser, Distributor and the Subadviser believe that the settlements are not likely to have a material adverse effect on their ability to perform their respective investment advisory or distribution services relating to the Funds.

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Equity Funds’ Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Equity Funds

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date:	August 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date:	August 29, 2006

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date:	August 29, 2006